S000009877 [Member] Expense Example - AMG TimesSquare Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,297
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	1,525
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	$ 1,366